Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share
The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company’s convertible preferred stock were entitled to participate in dividends, when and if declared by the Company's board of directors, that were made to common stockholders, and as a result were considered participating securities.
Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities when calculating diluted earnings per share. Under the “treasury stock” method, it is assumed that the warrants and options were exercised at the beginning of the period and that the funds obtained from the exercise were used to reacquire the Company’s common stock at the average market price for the period and includes those securities when they are dilutive. Under the “if-converted” method, it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches as its diluted net income or net loss per share during the period.
The following table summarizes the computation of basic and diluted net loss per share attributable to the Company’s common stockholders:

	Three Months Ended March 31,
	2015	2014
Income (loss) attributable to common stock - basic:
Loss from continuing operations	$(5,931)	$45
Deemed dividend for beneficial conversion feature on Series D-2 Preferred	—	(909)
Deemed dividend for antidilution adjustments to convertible preferred stock	—	(214)
Accretion of convertible preferred stock	—	(510)
Loss from continuing operations attributable to common stock - basic	(5,931)	(1,588)
Income (loss) from discontinued operations, net of income tax expense, attributable to common stock - basic	(453)	367
Net loss attributable to common stock - basic	$(6,384)	$(1,221)

Income (loss) attributable to common stock - diluted:
Loss from continuing operations attributable to common stock - basic	$(5,931)	$(1,588)
Derivative fair value adjustment	—	(2,783)
Loss from continuing operations attributable to common stock - diluted	(5,931)	(4,371)
Income (loss) from discontinued operations, net of income tax expense, attributable to common stock - diluted	(453)	367
Net loss attributable to common stock - diluted	$(6,384)	$(4,004)

Weighted-average common shares outstanding:
Weighted-average common shares outstanding - basic	8,516,467	334,086
Allocation of common stock warrants as participating securities	—	274,988
Weighted-average common shares outstanding - diluted	8,516,467	609,074

Income (loss) per share - basic:
Continuing operations	$(0.70)	$(4.75)
Discontinued operations	(0.05)	1.10
Net loss per share - basic	$(0.75)	$(3.65)
Income (loss) per share - diluted:
Continuing operations	$(0.70)	$(7.17)
Discontinued operations	(0.05)	0.60
Net loss per share - diluted	$(0.75)	$(6.57)

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive.

	Three Months Ended March 31,
	2015	2014
Convertible preferred stock:
Series A Preferred	—	6,149
Series B Preferred	—	131,685
Series C Preferred	—	783,515
Series C-2 Preferred	—	173,213
Series D-1 Preferred	—	296,773
Series D-2 Preferred	—	300,549
Series C-1 Preferred warrants	14,033	14,033
Stock options	575,416	184,240
ESPP	40,334	—

Net Loss Per Share
The following table summarizes the computation of basic and diluted net loss per share attributable to the Company’s common stockholders:

	Years Ended December 31,
	2014	2013
Income (loss) attributable to common stock - basic:
Loss from continuing operations	$(5,603)	$(31,331)
Deemed dividend for beneficial conversion feature on Series D-2 Preferred	(909)	(4,232)
Deemed dividend for antidilution adjustments to convertible preferred stock	(214)	(6,402)
Accretion of convertible preferred stock	(510)	(5,714)
Loss from continuing operations attributable to common stock - basic	(7,236)	(47,679)
Income from discontinued operations, net of income tax expense, attributable to common stock - basic	1,369	870
Net loss attributable to common stock - basic	$(5,867)	$(46,809)

Income (loss) attributable to common stock - diluted:
Loss from continuing operations attributable to common stock - basic	$(7,236)	$(47,679)
Derivative fair value adjustment	(10,080)	—
Loss from continuing operations attributable to common stock - diluted	(17,316)	(47,679)
Income from discontinued operations, net of income tax expense, attributable to common stock - diluted	1,369	870
Net loss attributable to common stock - diluted	$(15,947)	$(46,809)

Weighted-average common shares outstanding:
Weighted-average common shares outstanding - basic	5,663,311	335,612
Allocation of common stock warrants as participating securities	273,776	—
Weighted-average common shares outstanding - diluted	5,937,087	335,612

Income (loss) per share - basic:
Continuing operations	$(1.28)	$(142.06)
Discontinued operations	0.24	2.59
Net loss per share - basic	$(1.04)	$(139.47)
Income (loss) per share - diluted:
Continuing operations	$(2.92)	$(142.06)
Discontinued operations	0.23	2.59
Net loss per share - diluted	$(2.69)	$(139.47)

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive. As discussed in Note 9, in May 2014, upon completion of the IPO, all outstanding shares of the convertible preferred stock were converted into shares of common stock at their conversion prices. Therefore, as of December 31, 2014, the convertible preferred stock securities were no longer outstanding and will have no impact on net income or net loss per share.

	Years Ended December 31,
	2014	2013
Convertible preferred stock:
Series A Preferred	6,149	6,149
Series B Preferred	131,685	130,529
Series C Preferred	783,515	776,016
Series C-2 Preferred	173,213	170,967
Series D-1 Preferred	296,773	296,773
Series D-2 Preferred	300,549	281,500
Warrants to purchase Series C-1 Preferred	14,033	13,878
Warrants to purchase common stock	—	257,242
Stock options	615,322	137,610
ESPP	65,401	—
Convertible notes	—	—